INVESTMENT PROPERTIES - Table (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENT PROPERTIES
Beginning balance	$ 103,441,552	$ 130,619,792
P/L for changes in the FV	(668,493)	(13,403,341)
Additions	18,320	771,660
Disposals	(9,892,807)	(13,943,293)
Depreciation	(310,316)	(603,266)
Ending balance	92,588,256	103,441,552
Cost model | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 2,041,606	$ 2,260,334
Useful life	5 years	5 years
Additions		$ 771,660
Disposals	$ (600,544)	(387,122)
Depreciation	(310,316)	(603,266)
Ending balance	1,130,746	2,041,606
Fair value | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 101,399,946	$ 128,359,458
Useful life	50 years	50 years
P/L for changes in the FV	$ (668,493)	$ (13,403,341)
Additions	18,320
Disposals	(9,292,263)	(13,556,171)
Ending balance	$ 91,457,510	$ 101,399,946